UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	16 East Eager Street
		Baltimore, Md 21202

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland April 25, 2000

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	66

Form 13F Information Table Value Total:	$130,008

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp. Con.Pfd.                              00808N202      607     9000 SH       SOLE                     9000
3 Com                          COM              885535104     3376    60700 SH       SOLE                    59600              1100
AES Corp.                      COM              00130H105     3118    39600 SH       SOLE                    39100               500
AT&T                           COM              030177109      347     6161 SH       SOLE                     6161
AXA Financial, Inc.            COM              002451102      570    15900 SH       SOLE                    15900
Aames Financial                COM              00253A101      134   214400 SH       SOLE                   210900              3500
Allstate Corporation           COM              020002101     2148    90200 SH       SOLE                    89900               300
Altera                         COM              021441100     1499    16800 SH       SOLE                    16400               400
American Home Prodts           COM              026609107      279     5200 SH       SOLE                     5200
Apple Computer                 COM              037833100     3830    28200 SH       SOLE                    27300      300      600
Atlantic Richfield             COM              048825103     3131    36830 SH       SOLE                    36230               600
BCE Inc                        COM              05534B109      414     3300 SH       SOLE                     3300
Bestfoods                      COM              08658U101     2982    63700 SH       SOLE                    63000               700
Boston Scientific Corp         COM              101137107     1522    71400 SH       SOLE                    70100              1300
Bristol Myers Squibb           COM              110122108     2277    39261 SH       SOLE                    37701      960      600
Burlington Coat Factry         COM              121579106     1585    92200 SH       SOLE                    92200
Carnival Corp                  COM              143658102     3662   147600 SH       SOLE                   146000              1600
Cendant                        COM              151313103     3034   164000 SH       SOLE                   162000              2000
Chase Manhattan Corp           COM              16161A108     2389    27398 SH       SOLE                    27198               200
Ciber                          COM              17163B102     3243   158200 SH       SOLE                   156400              1800
Citigroup Inc.                 COM              173034109     5086    84939 SH       SOLE                    84189               750
Collins Inds Inc               COM              194858106       66    10500 SH       SOLE                    10500
Compaq Computer                COM              204493100     2581    95596 SH       SOLE                    94396              1200
Duramed Pharmaceuticals Inc.   COM              266354109     1556   232700 SH       SOLE                   228200              4500
Electro Scientific Ind         COM              285229100      232     4000 SH       SOLE                     4000
Endesa                         COM              29258N107     1758    75000 SH       SOLE                    75000
Exxon Mobil Inc.               COM              30231G102      385     4938 SH       SOLE                     4938
First Data Corp.               COM              319963104     2662    60000 SH       SOLE                    59100               900
Freddie Mac                    COM              313400301     2695    60991 SH       SOLE                    60091               900
GTE Corp                       COM              362320103     3827    53900 SH       SOLE                    53900
Gap Inc Del                    COM              364760108     3900    78300 SH       SOLE                    77400               900
General Electric               COM              369604103     4388    28198 SH       SOLE                    27098      800      300
General Motors Corp.           COM              370442105     3371    40703 SH       SOLE                    40403               300
Gillette Co                    COM              375766102     1202    31900 SH       SOLE                    31900
Harnischfeger Industries       COM              413345109      145   232100 SH       SOLE                   232100
Honeywell International, Inc.  COM              438516106     3781    71756 SH       SOLE                    71194               562
Int Business Machine           COM              459200101     4341    36784 SH       SOLE                    36184      200      400
Intel Corp                     COM              458140100     4147    31428 SH       SOLE                    31228               200
Lucent Technologies Inc.       COM              549463107      466     7609 SH       SOLE                     7609
MCI Worldcom Inc               COM              55268B106     3795    83745 SH       SOLE                    82995               750
MCN Energy Group, Inc.         COM              55267J100     2427    97100 SH       SOLE                    95700              1400
MGIC Inv. Group                COM              552848103     1592    36500 SH       SOLE                    36100               400
McDonalds                      COM              580135101     1256    33600 SH       SOLE                    32600              1000
Merck & Co.                    COM              589331107      563     9056 SH       SOLE                     9056
Micron Tech Inc                COM              595112103     4895    38850 SH       SOLE                    38250               600
Network Associates, Inc.       COM              640938106     1938    60100 SH       SOLE                    59300               800
Pfizer Inc.                    COM              717081103     2168    59300 SH       SOLE                    58800               500
Philip Morris                  COM              718154107     1422    67330 SH       SOLE                    67030               300
Pitney Bowes                   COM              724479100      697    15600 SH       SOLE                    14800      800
Playtex                        COM              72813P100     3085   237300 SH       SOLE                   234900              2400
SBC Communications, Inc.       COM              78387G103      285     6756 SH       SOLE                     6756
Saks Holdings                  COM              79377W108     1551   106948 SH       SOLE                   106046               902
Santa Fe International         COM              G7805C108     2645    71500 SH       SOLE                    70600               900
Sears Roebuck & Co             COM              812387108     1724    56300 SH       SOLE                    56300
Sprint Corp                    COM              852061100      253     4000 SH       SOLE                     4000
Sun Microsystems Inc           COM              866810104      247     2638 SH       SOLE                     2638
Texas Instruments              COM              882508104     2023    12644 SH       SOLE                    12644
Tidewater                      COM              886423102     1377    43300 SH       SOLE                    43300
UCAR International             COM              90262K109     1358   103000 SH       SOLE                   102600               400
Unocal Corporation             COM              915289102     2404    80800 SH       SOLE                    79700              1100
Vodafone Group PLC             COM              92857T107      250     4495 SH       SOLE                     4495
Warner-Lambert Inc             COM              934488107      234     2400 SH       SOLE                              2400
Wells Fargo                    COM              949740104     1980    48582 SH       SOLE                    48382               200
Xerox Corporation              COM              984121103     1934    74398 SH       SOLE                    73198              1200
American Funds Euro Pacific Gr                  298706102      546 12240.000SH       SOLE                12240.000
Putnam International Voyager                    746802859      619 20441.537SH       SOLE                20441.537